Related Party Transactions (Details) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 11, 2021	Sep. 11, 2021	Aug. 05, 2021	Feb. 10, 2021	Mar. 17, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 14, 2023	Jul. 20, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000
Minimum percentage of common stock to be owned by the initial shareholders						20.00%		20.00%				20.00%
Share price (in Dollars per share)						$ 10.28		$ 10.28				$ 9.91
Stock-based compensation expense
Principal amount					$ 750,000
Working capital loan description					The March Working Capital Loan bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company’s initial Business Combination is consummated and (ii) the liquidation of the Company on or before December 5, 2023, or such later liquidation date as may be approved by the Company’s stockholders. At the election of the Sponsor, the unpaid principal amount of the March Working Capital Loan may be converted into warrants of the Company (the “Conversion Warrants”) with the total Conversion Warrants so issued equal to: (x) the portion of the principal amount of the March Working Capital Loan being converted divided by (y) $1.00, rounded up to the nearest whole number of warrants.
Aggregate working capital amount								400,000
Working capital loan								276,276				$ 0
Borrowing amount						$ 400,000		400,000
Initial fair value						123,847		123,847
Incurred expenses						$ 82,000	$ 0	$ 82,000	$ 0
Expenses related to the services											$ 46,811
Services charge paid											$44,558
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Grant date fair value (in Shares)								1,404,532				1,404,532
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Founder share aggregate amount (in Shares)				937,500
Minimum percentage of common stock to be owned by the initial shareholders				20.00%
Forfeited shares (in Shares)	937,500	937,500
Stock issued during period, shares, issued for sponsor (in Shares)				7,187,500
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issuance (in Shares)				7,187,500
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)												$ 18
Sale of stock issue price per share (in Dollars per share)			$ 10
Class A Common Stock [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)			25,000,000
Sale of stock issue price per share (in Dollars per share)			$ 10
Anchor Investors [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)								2,400,000				2,400,000
Sale of stock issue price per share (in Dollars per share)						$ 10		$ 10				$ 10
Original Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock issue price per share (in Dollars per share)						$ 4.09		$ 4.09				$ 4.09
Fair value of the founder shares sold to investors						$ 1,796,901		$ 1,796,901				$ 1,796,901
Original Anchor Investors [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)								1,200,000				1,200,000
Sale of stock issue price per share (in Dollars per share)						$ 10		$ 10				$ 10
Additional Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Estimated fair value of founder shares														$ 7,211,250
Estimated fair value of founder shares per share value (in Dollars per share)														$ 6.41
Sponsor [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Lock in period								1 year				1 year
Share price (in Dollars per share)						12		$ 12				$ 12
Number of trading days for determining the share price								20 days				20 days
Number of consecutive trading days for determining the share price								30 days				30 days
Waiting period after business combination for determining the share price								150 days				150 days
Sponsor [Member] | Additional Anchor Investors [Member] | Subscription Agreement [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						0.004		$ 0.004				$ 0.004
Stock issued during the period shares new issues (in Shares)								1,125,000				1,125,000
Stock issued during period value new issues								$ 3,938				$ 3,938
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share (in Dollars per share)						$ 1		$ 1				$ 1
Bank overdrafts
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Received proceeds				$ 350,000
Working Capital Loans [Member] | Forecast [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount													$ 447,300
Working Capital Loans [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans converted into warrants at a later date						1,500,000		1,500,000				$ 1,500,000
Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Initial fair value						$ 276,154		$ 276,154
Public Relation Services [Member] | Daniel J. Edelman Inc. [Member] | Accounts Payable [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable											$ 2,253